Non-cash working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Cash Flows Additional Disclosure [Abstract]
Accounts receivable	$ 29,547	$ 12,392	$ (55,458)
Inventory	15,437	(9,893)	(6,370)
Prepaid expenses and other current assets	981	10,801	(14,738)
Accounts payable and accrued liabilities	(9,483)	(1,380)	(2,054)
Provisions	5,988	(5,637)	10,930
Other liabilities	(30)	(195)	155
Changes in non-cash working capital	$ 42,440	$ 6,088	$ (67,535)